LONG-TERM DEPOSITS (Details Textual) (Bank Time Deposits [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Bank Time Deposits [Member]
Investment Interest Rate	1.30%	2.10%